New accounting standards not yet in effect	12 Months Ended
Dec. 31, 2022
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
New accounting standards not yet in effect
32.
New accounting standards not yet in effect

The Company has not applied the following new and revised IFRSs that have been issued but are not yet effective:

Standard	Effective as of
IFRS 17– Insurance Contracts 1	January 1, 2023
Amendments IAS 1	January 1, 2023
Amendments IAS 1 and IFRS 2	January 1, 2023
Amendments IAS 8	January 1, 2023
Amendments IAS 12	January 1, 2023

Company’s management anticipate that the application of these amendments will not have an impact on the Company's consolidated financial statements in future periods should such transactions arise.

IFRS 17 Insurance Contracts

The IFRS 17 establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts and supersedes IFRS 4 Insurance Contracts.

This standard outlines a General Model, which is modified for insurance contracts with direct participation features, described as the Variable Fee Approach. The General Model is simplified if certain criteria are met by measuring the liability for remaining coverage using the Premium Allocation Approach.

The General Model will use current assumptions to estimate the amount, timing and uncertainty of future cash flows and it will explicitly measure the cost of that uncertainty, it takes into account market interest rates and the impact of policyholders’ options and guarantees.

In June 2020, the IASB issued amendments to IFRS 17 to address concerns and implementation changes that were identified after IFRS 17 was published. The amendments defer the initial application date of IFRS 17 (incorporating the amendments) to the annual report beginning on or after January 1, 2023. At the same time, the IASB issued a Temporary Extension of Exemption to Apply IFRS 9 (Amendments to IFRS 4) that extend the expiration date of the temporary exception to apply IFRS 9 in IFRS 4 for annual periods beginning on or after January 1, 2023. IFRS 17 must be applied retrospectively unless it is not practical, in which case the retrospective approach will be modified or the fair value approach will be applied. In accordance with the transition requirements, the date of initial application is the beginning of the annual reporting period in which the Company first applies the Standard, and the date of transition is the beginning of the period immediately preceding the date of application. the initial application.

The Company's management does not anticipate that the application of the Standard in the future will have a material impact on the Company's consolidated financial statements.

Amendments IAS 1 Classification of Liabilities as Current or Non-current

The amendments to IAS 1 affect only the presentation of liabilities as current and non-current in the consolidated statement of financial position and not for the amount or time in which any asset, liability, income or expense is recognized, or the information disclosed about of those figures.

The amendments clarify that the classification of liabilities as current and non-current is based on the rights of existence at the end of the reporting period, specifying that the classification is not affected by expectations about whether the entity will exercise the right to defer the cancellation of the liability, explain that there are rights if there are agreements that must be fulfilled at the end of the reporting period, and introduce a definition of the 'agreement' to make it clear that the agreement refers to the transfer of cash from the counterparty , equity instruments, other assets or services.

The amendments apply retrospectively for annual reporting periods beginning on or after 1 January 2023, with early application permitted.

The Company´s management anticipate that the application of these amendments will not have a material impact on the Company consolidated financial statements in future periods should such transactions arise.

Amendments to IAS 1 and IFRS 2 – Amendments to IAS 1 and Statement of Practice IFRS 2

The amendments are intended to help entities provide accounting policy disclosures that are more useful by:

-Replace the requirement that entities disclose their significant accounting policies and,

-Add guidelines on how entities apply the concept of relative importance when making decisions about the information to be disclosed on accounting policies.

Replacement of the term “significant” with “material”

In the absence of a definition of the significant term in IFRS, it was decided to replace it with material in the context of disclosing information about accounting policies. Material is a defined term in IFRS and is widely understood by users of financial statements.

Early application of the amendments to IAS 1 is permitted, provided this fact is disclosed.

The Company´s management anticipate that the application of these amendments will not have a material impact on the Company consolidated financial statements in future periods should such transactions arise.

Amendments to IAS 8 – Amendments to the definitions of accounting policy estimates

The amendments clarify the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors. In addition, they clarify how entities use measurement techniques to develop accounting estimates.

The amended standard clarifies that the effects on an accounting estimate of a change in an input or a change in a measurement technique are changes in accounting estimates if they are not the result of correcting prior period errors. The previous definition of a change in accounting estimate specified that changes in accounting estimates may result from new information.

The amendments apply to changes in accounting policies and changes in accounting estimates that occur on or after the beginning of the effective date.

The amendments are effective for annual periods beginning on or after January 1, 2023, with the option of early application.

Amendments to IAS 12 – Deferred income taxes related to assets and liabilities from a single transaction

Amendments to IAS 12 Income Taxes were issued, which reduces the scope of the exemption of not recognizing deferred taxes in the initial recognition of assets and liabilities. These changes clarify that deferred taxes must be recognized on this type of transaction. Applying mainly to the initial recognition of the right-of-use asset and the lease liability under IAS 16 Leases and in the recognition of assets and liabilities when there are provisions for dismantling under IAS 37 Provisions, Contingent Liabilities and Contingent Assets.

The Company´s management anticipate that the application of these amendments will not have a material impact on the Company consolidated financial statements in future periods should such transactions arise.